Shareholder Report, Holdings (Details)	Oct. 31, 2025
Fidelity Pacific Basin Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Pacific Basin Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Pacific Basin Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Pacific Basin Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Pacific Basin Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Pacific Basin Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Pacific Basin Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Pacific Basin Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Pacific Basin Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Pacific Basin Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Pacific Basin Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Pacific Basin Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Pacific Basin Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Pacific Basin Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Pacific Basin Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Pacific Basin Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Pacific Basin Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Pacific Basin Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Pacific Basin Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Pacific Basin Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Pacific Basin Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Pacific Basin Fund | China
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Fidelity Pacific Basin Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Pacific Basin Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Pacific Basin Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Pacific Basin Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Pacific Basin Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Pacific Basin Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Pacific Basin Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Pacific Basin Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Pacific Basin Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Pacific Basin Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Pacific Basin Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Overseas Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Overseas Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Overseas Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Overseas Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Overseas Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Overseas Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Overseas Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Overseas Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Overseas Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Overseas Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Overseas Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Overseas Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Overseas Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Overseas Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Overseas Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Overseas Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Overseas Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Overseas Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Overseas Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Overseas Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Overseas Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Overseas Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Overseas Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Overseas Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Overseas Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Overseas Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Overseas Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Overseas Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Overseas Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Overseas Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Overseas Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Overseas Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Overseas Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Overseas Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Overseas Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Overseas Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Overseas Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Overseas Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Overseas Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Overseas Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Overseas Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Overseas Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Overseas Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Overseas Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Overseas Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Overseas Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Overseas Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Overseas Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Overseas Fund - Class K | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Overseas Fund - Class K | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Overseas Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Overseas Fund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Overseas Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Overseas Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Nordic Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Nordic Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Nordic Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Nordic Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Nordic Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Nordic Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Nordic Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Nordic Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Nordic Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Nordic Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Nordic Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Nordic Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Nordic Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Nordic Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Nordic Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Nordic Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Nordic Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Nordic Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Nordic Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Nordic Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Nordic Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Nordic Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Nordic Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Nordic Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Nordic Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Nordic Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Nordic Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Nordic Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Nordic Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Nordic Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Nordic Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Nordic Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Nordic Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Japan Smaller Companies Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Japan Smaller Companies Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Japan Smaller Companies Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Japan Smaller Companies Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Japan Smaller Companies Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Japan Smaller Companies Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Japan Smaller Companies Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Japan Smaller Companies Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Japan Smaller Companies Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Japan Smaller Companies Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Japan Smaller Companies Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Japan Smaller Companies Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Japan Smaller Companies Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Japan Smaller Companies Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Japan Smaller Companies Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Japan Smaller Companies Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Japan Smaller Companies Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Japan Smaller Companies Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Japan Smaller Companies Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Japan Smaller Companies Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Japan Smaller Companies Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Japan Smaller Companies Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Japan Smaller Companies Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Japan Smaller Companies Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Japan Smaller Companies Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Japan Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Japan Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Japan Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Japan Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Japan Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Japan Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Japan Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Japan Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Japan Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Japan Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Japan Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Japan Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Japan Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Japan Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Japan Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Japan Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Japan Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Japan Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Japan Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Japan Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Japan Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Japan Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Japan Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Japan Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Japan Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Japan Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Japan Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Japan Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Japan Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Japan Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Japan Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Japan Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Advisor Japan Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Japan Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Japan Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Japan Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Japan Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Japan Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Japan Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Japan Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Japan Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Japan Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Japan Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Japan Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Japan Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Japan Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Japan Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Japan Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Japan Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Japan Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Japan Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Advisor Japan Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Japan Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Japan Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Japan Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Japan Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Japan Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Japan Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Japan Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Japan Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Japan Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Japan Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Japan Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Japan Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Japan Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Japan Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Japan Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Japan Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Japan Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Japan Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Advisor Japan Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Japan Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Japan Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Japan Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Japan Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Japan Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Japan Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Japan Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Japan Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Japan Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Japan Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Japan Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Japan Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Japan Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Japan Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Japan Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Japan Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Japan Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Japan Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Advisor Japan Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Japan Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Japan Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Japan Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Japan Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Japan Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Japan Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Japan Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Japan Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Japan Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Japan Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Japan Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Japan Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Japan Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Japan Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Japan Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Japan Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Japan Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Japan Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Japan Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Advisor Japan Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Japan Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Japan Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Japan Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Japan Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Japan Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Japan Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Japan Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Japan Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Japan Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Japan Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Japan Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity International Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity International Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity International Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity International Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity International Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity International Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity International Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity International Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity International Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity International Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Value Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity International Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity International Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity International Value Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity International Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity International Value Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Value Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity International Value Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity International Value Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity International Value Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity International Value Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Value Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Value Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity International Value Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity International Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Value Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Value Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Value Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor International Value Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Value Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor International Value Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor International Value Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Value Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor International Value Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Value Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Value Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor International Value Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor International Value Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor International Value Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Value Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Value Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Value Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Value Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Value Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor International Value Fund - Class Z | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Value Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Value Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Advisor International Value Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Value Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Value Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Value Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Value Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor International Value Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Value Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor International Value Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor International Value Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Value Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor International Value Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Value Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Value Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor International Value Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor International Value Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor International Value Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Value Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Value Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Value Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Value Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Value Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor International Value Fund - Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Value Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Value Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Advisor International Value Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Value Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Value Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Value Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Value Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor International Value Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Value Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor International Value Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor International Value Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Value Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor International Value Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Value Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Value Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor International Value Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor International Value Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor International Value Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Value Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Value Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Value Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Value Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Value Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor International Value Fund - Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Value Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Value Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Advisor International Value Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Value Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Value Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Value Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Value Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor International Value Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Value Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor International Value Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor International Value Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Value Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor International Value Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Value Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Value Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor International Value Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor International Value Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor International Value Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Value Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Value Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Value Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Value Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Value Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor International Value Fund - Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Value Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Value Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Advisor International Value Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Value Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Value Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Value Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Value Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Value Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Value Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Value Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor International Value Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Value Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor International Value Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor International Value Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Value Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor International Value Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Value Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Value Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor International Value Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor International Value Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor International Value Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Value Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Value Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Value Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Value Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Value Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor International Value Fund - Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Value Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Value Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Value Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Advisor International Value Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Value Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Small Cap Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Small Cap Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity International Small Cap Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International Small Cap Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity International Small Cap Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International Small Cap Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity International Small Cap Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity International Small Cap Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Small Cap Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Small Cap Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Small Cap Opportunities Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity International Small Cap Opportunities Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity International Small Cap Opportunities Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Small Cap Opportunities Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International Small Cap Opportunities Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity International Small Cap Opportunities Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity International Small Cap Opportunities Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity International Small Cap Opportunities Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity International Small Cap Opportunities Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity International Small Cap Opportunities Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Small Cap Opportunities Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity International Small Cap Opportunities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity International Small Cap Opportunities Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity International Small Cap Opportunities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity International Small Cap Opportunities Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity International Small Cap Opportunities Fund | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Small Cap Opportunities Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity International Small Cap Opportunities Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity International Small Cap Opportunities Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity International Small Cap Opportunities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity International Small Cap Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity International Small Cap Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Small Cap Opportunities Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity International Small Cap Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Small Cap Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity International Small Cap Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity International Small Cap Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity International Small Cap Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity International Small Cap Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity International Small Cap Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Small Cap Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Small Cap Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Small Cap Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Small Cap Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity International Small Cap Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity International Small Cap Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity International Small Cap Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity International Small Cap Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity International Small Cap Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity International Small Cap Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity International Small Cap Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity International Small Cap Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Small Cap Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International Small Cap Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity International Small Cap Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity International Small Cap Fund | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity International Small Cap Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Small Cap Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity International Small Cap Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity International Small Cap Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity International Small Cap Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity International Small Cap Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Small Cap Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity International Small Cap Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity International Small Cap Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity International Small Cap Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Small Cap Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor International Small Cap Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor International Small Cap Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor International Small Cap Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor International Small Cap Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor International Small Cap Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor International Small Cap Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Small Cap Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor International Small Cap Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor International Small Cap Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Small Cap Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor International Small Cap Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor International Small Cap Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor International Small Cap Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Small Cap Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor International Small Cap Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor International Small Cap Fund - Class Z | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Small Cap Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor International Small Cap Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Small Cap Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor International Small Cap Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor International Small Cap Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor International Small Cap Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor International Small Cap Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor International Small Cap Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor International Small Cap Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Small Cap Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor International Small Cap Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor International Small Cap Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Small Cap Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor International Small Cap Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor International Small Cap Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor International Small Cap Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Small Cap Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor International Small Cap Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor International Small Cap Fund - Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Small Cap Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor International Small Cap Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Small Cap Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor International Small Cap Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor International Small Cap Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor International Small Cap Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor International Small Cap Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor International Small Cap Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor International Small Cap Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Small Cap Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor International Small Cap Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor International Small Cap Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Small Cap Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor International Small Cap Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor International Small Cap Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor International Small Cap Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Small Cap Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor International Small Cap Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor International Small Cap Fund - Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Small Cap Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor International Small Cap Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Small Cap Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor International Small Cap Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor International Small Cap Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor International Small Cap Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor International Small Cap Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor International Small Cap Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor International Small Cap Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Small Cap Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor International Small Cap Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor International Small Cap Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Small Cap Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor International Small Cap Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor International Small Cap Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor International Small Cap Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Small Cap Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor International Small Cap Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor International Small Cap Fund - Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Small Cap Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor International Small Cap Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Small Cap Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor International Small Cap Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor International Small Cap Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Small Cap Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor International Small Cap Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor International Small Cap Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor International Small Cap Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor International Small Cap Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor International Small Cap Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Small Cap Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor International Small Cap Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor International Small Cap Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Small Cap Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Small Cap Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor International Small Cap Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor International Small Cap Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor International Small Cap Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor International Small Cap Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Small Cap Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor International Small Cap Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor International Small Cap Fund - Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Small Cap Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Small Cap Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Small Cap Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor International Small Cap Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Growth Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity International Growth Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity International Growth Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity International Growth Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity International Growth Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Growth Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Growth Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Growth Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International Growth Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity International Growth Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity International Growth Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity International Growth Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity International Growth Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity International Growth Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity International Growth Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity International Growth Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity International Growth Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity International Growth Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity International Growth Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity International Growth Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity International Growth Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Growth Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity International Growth Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity International Growth Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity International Growth Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity International Growth Fund | France
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity International Growth Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity International Growth Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity International Growth Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity International Growth Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity International Growth Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity International Growth Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor International Growth Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Growth Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Growth Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Growth Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Growth Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Growth Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Growth Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor International Growth Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor International Growth Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor International Growth Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor International Growth Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor International Growth Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Growth Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor International Growth Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Growth Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor International Growth Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Growth Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor International Growth Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor International Growth Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor International Growth Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor International Growth Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor International Growth Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Growth Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Growth Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor International Growth Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Growth Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor International Growth Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Growth Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Growth Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Growth Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Growth Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Growth Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Growth Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor International Growth Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor International Growth Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor International Growth Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor International Growth Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor International Growth Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Growth Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor International Growth Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Growth Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor International Growth Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Growth Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor International Growth Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor International Growth Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor International Growth Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor International Growth Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor International Growth Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Growth Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Growth Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor International Growth Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Growth Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor International Growth Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Growth Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Growth Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Growth Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Growth Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Growth Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Growth Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor International Growth Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor International Growth Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor International Growth Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor International Growth Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor International Growth Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Growth Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor International Growth Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Growth Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor International Growth Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Growth Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor International Growth Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor International Growth Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor International Growth Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor International Growth Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor International Growth Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Growth Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Growth Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor International Growth Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Growth Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor International Growth Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Growth Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Growth Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Growth Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Growth Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Growth Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Growth Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor International Growth Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor International Growth Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor International Growth Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor International Growth Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor International Growth Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Growth Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor International Growth Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Growth Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor International Growth Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Growth Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor International Growth Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor International Growth Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor International Growth Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor International Growth Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor International Growth Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Growth Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Growth Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor International Growth Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Growth Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor International Growth Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Growth Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor International Growth Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Growth Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Growth Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Growth Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Growth Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Growth Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor International Growth Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor International Growth Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor International Growth Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor International Growth Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor International Growth Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Growth Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor International Growth Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Growth Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor International Growth Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor International Growth Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Growth Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor International Growth Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor International Growth Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor International Growth Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor International Growth Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor International Growth Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor International Growth Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor International Growth Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Growth Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor International Growth Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor International Growth Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Discovery K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Discovery K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity International Discovery K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity International Discovery K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity International Discovery K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Discovery K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Discovery K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Discovery K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Discovery K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Discovery K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Discovery K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity International Discovery K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity International Discovery K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity International Discovery K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity International Discovery K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Discovery K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity International Discovery K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Discovery K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity International Discovery K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Discovery K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity International Discovery K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity International Discovery K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity International Discovery K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity International Discovery K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity International Discovery K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity International Discovery K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity International Discovery K6 Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity International Discovery K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Discovery K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity International Discovery K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity International Discovery K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity International Discovery K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Discovery Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Discovery Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity International Discovery Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity International Discovery Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Discovery Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Discovery Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Discovery Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Discovery Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Discovery Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Discovery Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Discovery Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity International Discovery Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity International Discovery Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Discovery Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity International Discovery Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Discovery Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity International Discovery Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Discovery Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity International Discovery Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Discovery Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity International Discovery Fund | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity International Discovery Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity International Discovery Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity International Discovery Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity International Discovery Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity International Discovery Fund | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity International Discovery Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity International Discovery Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Discovery Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Discovery Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity International Discovery Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity International Discovery Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Discovery Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Discovery Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Discovery Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Discovery Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Discovery Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Discovery Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor International Discovery Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor International Discovery Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Discovery Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor International Discovery Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Discovery Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Discovery Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor International Discovery Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor International Discovery Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor International Discovery Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Discovery Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Discovery Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor International Discovery Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor International Discovery Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Discovery Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Discovery Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor International Discovery Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor International Discovery Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor International Discovery Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Discovery Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Discovery Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Discovery Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Discovery Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Discovery Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Discovery Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor International Discovery Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor International Discovery Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Discovery Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor International Discovery Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Discovery Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Discovery Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor International Discovery Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor International Discovery Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor International Discovery Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Discovery Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Discovery Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor International Discovery Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor International Discovery Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Discovery Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Discovery Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor International Discovery Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor International Discovery Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor International Discovery Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity International Discovery Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Discovery Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity International Discovery Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity International Discovery Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Discovery Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Discovery Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Discovery Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Discovery Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Discovery Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Discovery Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Discovery Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity International Discovery Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity International Discovery Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Discovery Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity International Discovery Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Discovery Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity International Discovery Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Discovery Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity International Discovery Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Discovery Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity International Discovery Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity International Discovery Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity International Discovery Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity International Discovery Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity International Discovery Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity International Discovery Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity International Discovery Fund - Class K | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity International Discovery Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Discovery Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Discovery Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity International Discovery Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity International Discovery Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Discovery Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Discovery Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Discovery Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Discovery Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Discovery Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Discovery Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor International Discovery Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor International Discovery Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Discovery Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor International Discovery Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Discovery Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Discovery Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor International Discovery Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor International Discovery Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor International Discovery Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Discovery Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Discovery Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor International Discovery Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor International Discovery Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Discovery Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Discovery Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor International Discovery Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor International Discovery Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor International Discovery Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Discovery Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Discovery Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Discovery Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Discovery Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Discovery Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Discovery Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor International Discovery Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor International Discovery Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Discovery Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor International Discovery Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Discovery Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Discovery Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor International Discovery Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor International Discovery Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor International Discovery Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Discovery Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Discovery Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor International Discovery Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor International Discovery Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Discovery Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Discovery Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor International Discovery Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor International Discovery Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor International Discovery Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor International Discovery Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Discovery Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Discovery Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Discovery Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Discovery Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Discovery Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Discovery Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Discovery Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor International Discovery Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor International Discovery Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor International Discovery Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor International Discovery Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor International Discovery Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Discovery Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Discovery Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor International Discovery Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor International Discovery Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor International Discovery Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Discovery Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor International Discovery Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor International Discovery Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor International Discovery Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Discovery Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Discovery Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor International Discovery Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor International Discovery Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor International Discovery Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor International Discovery Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity International Capital Appreciation K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity International Capital Appreciation K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Capital Appreciation K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International Capital Appreciation K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity International Capital Appreciation K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Capital Appreciation K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Capital Appreciation K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Capital Appreciation K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Capital Appreciation K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Capital Appreciation K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Capital Appreciation K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity International Capital Appreciation K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity International Capital Appreciation K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity International Capital Appreciation K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity International Capital Appreciation K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity International Capital Appreciation K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity International Capital Appreciation K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Capital Appreciation K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity International Capital Appreciation K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity International Capital Appreciation K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity International Capital Appreciation K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity International Capital Appreciation K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity International Capital Appreciation K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity International Capital Appreciation K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity International Capital Appreciation K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity International Capital Appreciation K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity International Capital Appreciation K6 Fund | India
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity International Capital Appreciation K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity International Capital Appreciation K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Global Equity Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Global Equity Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Global Equity Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Global Equity Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Global Equity Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Global Equity Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Global Equity Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Global Equity Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Global Equity Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Global Equity Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Global Equity Income Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Global Equity Income Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Global Equity Income Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Global Equity Income Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Global Equity Income Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Global Equity Income Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Global Equity Income Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Global Equity Income Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Global Equity Income Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Global Equity Income Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Global Equity Income Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Global Equity Income Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Global Equity Income Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Global Equity Income Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Global Equity Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Global Equity Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Global Equity Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Global Equity Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Global Equity Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Global Equity Income Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Global Equity Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Global Equity Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Global Equity Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Europe Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Europe Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Europe Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Europe Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Europe Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Europe Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Europe Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Europe Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Europe Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Europe Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Europe Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Europe Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Europe Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Europe Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Europe Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Europe Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Europe Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Europe Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Europe Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Europe Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Europe Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Europe Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Europe Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Europe Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Europe Fund | France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Europe Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Europe Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Europe Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Europe Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Europe Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Europe Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Europe Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Europe Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Europe Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Europe Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Europe Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Europe Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Europe Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Europe Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Europe Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Europe Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Europe Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Europe Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Europe Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Europe Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Europe Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Europe Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Europe Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Europe Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Europe Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Europe Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Europe Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Europe Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Europe Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Europe Fund - Class Z | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Europe Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Europe Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Europe Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Europe Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Europe Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Europe Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Europe Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Europe Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Europe Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Europe Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Europe Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Europe Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Europe Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Europe Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Europe Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Europe Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Europe Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Europe Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Europe Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Europe Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Europe Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Europe Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Europe Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Europe Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Europe Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Europe Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Europe Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Europe Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Europe Fund - Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Europe Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Europe Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Europe Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Europe Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Europe Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Europe Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Europe Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Europe Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Europe Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Europe Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Europe Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Europe Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Europe Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Europe Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Europe Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Europe Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Europe Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Europe Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Europe Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Europe Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Europe Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Europe Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Europe Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Europe Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Europe Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Europe Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Europe Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Europe Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Europe Fund - Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Europe Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Europe Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Europe Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Europe Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Europe Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Europe Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Europe Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Europe Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Europe Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Europe Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Europe Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Europe Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Europe Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Europe Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Europe Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Europe Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Europe Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Europe Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Europe Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Europe Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Europe Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Europe Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Europe Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Europe Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Europe Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Europe Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Europe Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Europe Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Europe Fund - Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Europe Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Europe Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Europe Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Europe Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Europe Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Europe Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Europe Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Europe Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Europe Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Europe Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Europe Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Europe Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Europe Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Europe Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Europe Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Europe Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Europe Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Europe Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Europe Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Europe Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Europe Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Europe Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Europe Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Europe Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Europe Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Europe Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Europe Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Europe Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Europe Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Europe Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Europe Fund - Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Europe Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Europe Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Europe Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Europe Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Europe Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Europe Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Europe Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Emerging Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Emerging Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Emerging Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Emerging Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Emerging Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Emerging Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Emerging Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Emerging Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Emerging Markets Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Emerging Markets Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Emerging Markets Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Emerging Markets Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Emerging Markets Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Emerging Markets Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Emerging Markets Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Emerging Markets Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Emerging Markets Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Emerging Markets Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Emerging Markets Fund | China
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Emerging Markets Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Emerging Markets Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Emerging Markets Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Emerging Markets Fund | India
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Emerging Markets Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Emerging Markets Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Emerging Markets Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Emerging Markets Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Emerging Markets Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Emerging Markets Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Markets Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Emerging Markets Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Emerging Markets Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Emerging Markets Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Markets Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Emerging Markets Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Advisor Emerging Markets Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Emerging Markets Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Emerging Markets Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Emerging Markets Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Emerging Markets Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Markets Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Emerging Markets Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Emerging Markets Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Emerging Markets Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Emerging Markets Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Emerging Markets Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Markets Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Emerging Markets Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Markets Fund - Class Z | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Markets Fund - Class Z | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Emerging Markets Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Advisor Emerging Markets Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Emerging Markets Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Markets Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Emerging Markets Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Emerging Markets Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Emerging Markets Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Markets Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Emerging Markets Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Advisor Emerging Markets Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Emerging Markets Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Emerging Markets Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Emerging Markets Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Emerging Markets Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Markets Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Emerging Markets Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Emerging Markets Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Emerging Markets Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Emerging Markets Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Emerging Markets Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Markets Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Emerging Markets Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Markets Fund - Class M | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Markets Fund - Class M | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Emerging Markets Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Advisor Emerging Markets Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Emerging Markets Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Emerging Markets Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Emerging Markets Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Emerging Markets Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Emerging Markets Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Emerging Markets Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Emerging Markets Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Emerging Markets Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Emerging Markets Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Emerging Markets Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Emerging Markets Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Emerging Markets Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Emerging Markets Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Emerging Markets Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Emerging Markets Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Emerging Markets Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Emerging Markets Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Emerging Markets Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Emerging Markets Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Emerging Markets Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Emerging Markets Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Emerging Markets Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Emerging Markets Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Emerging Markets Fund - Class K | India
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Emerging Markets Fund - Class K | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Emerging Markets Fund - Class K | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Emerging Markets Fund - Class K | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Emerging Markets Fund - Class K | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Emerging Markets Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Emerging Markets Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Markets Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Emerging Markets Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Emerging Markets Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Emerging Markets Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Markets Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Emerging Markets Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Advisor Emerging Markets Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Emerging Markets Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Emerging Markets Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Emerging Markets Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Emerging Markets Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Markets Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Emerging Markets Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Emerging Markets Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Emerging Markets Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Emerging Markets Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Emerging Markets Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Markets Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Emerging Markets Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Markets Fund - Class I | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Markets Fund - Class I | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Emerging Markets Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Advisor Emerging Markets Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Emerging Markets Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Markets Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Emerging Markets Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Emerging Markets Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Emerging Markets Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Markets Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Emerging Markets Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Advisor Emerging Markets Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Emerging Markets Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Emerging Markets Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Emerging Markets Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Emerging Markets Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Markets Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Emerging Markets Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Emerging Markets Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Emerging Markets Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Emerging Markets Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Emerging Markets Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Markets Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Emerging Markets Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Markets Fund - Class C | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Markets Fund - Class C | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Emerging Markets Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Advisor Emerging Markets Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Emerging Markets Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Markets Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Emerging Markets Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Emerging Markets Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Markets Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Emerging Markets Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Markets Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Emerging Markets Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Advisor Emerging Markets Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Emerging Markets Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Emerging Markets Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Emerging Markets Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Emerging Markets Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Markets Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Emerging Markets Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Markets Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Emerging Markets Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Emerging Markets Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Emerging Markets Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Emerging Markets Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Markets Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Emerging Markets Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Markets Fund - Class A | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Markets Fund - Class A | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Markets Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Emerging Markets Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Advisor Emerging Markets Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Emerging Markets Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Emerging Markets Discovery Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Emerging Markets Discovery Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Emerging Markets Discovery Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Emerging Markets Discovery Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Emerging Markets Discovery Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Emerging Markets Discovery Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Emerging Markets Discovery Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Emerging Markets Discovery Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Emerging Markets Discovery Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Emerging Markets Discovery Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Emerging Markets Discovery Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Emerging Markets Discovery Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Emerging Markets Discovery Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Emerging Markets Discovery Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Emerging Markets Discovery Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Emerging Markets Discovery Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Emerging Markets Discovery Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Emerging Markets Discovery Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Emerging Markets Discovery Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Emerging Markets Discovery Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Emerging Markets Discovery Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Emerging Markets Discovery Fund | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Emerging Markets Discovery Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Emerging Markets Discovery Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Emerging Markets Discovery Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Emerging Markets Discovery Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Emerging Markets Discovery Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Emerging Markets Discovery Fund | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Emerging Markets Discovery Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Emerging Markets Discovery Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Emerging Markets Discovery Fund | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Emerging Markets Discovery Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Emerging Markets Discovery Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Emerging Asia Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Emerging Asia Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Emerging Asia Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Emerging Asia Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Asia Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Emerging Asia Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Emerging Asia Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Emerging Asia Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Emerging Asia Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Asia Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Asia Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Emerging Asia Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Emerging Asia Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Emerging Asia Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Emerging Asia Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Emerging Asia Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Emerging Asia Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Emerging Asia Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Emerging Asia Fund | China
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Emerging Asia Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Emerging Asia Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Emerging Asia Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Emerging Asia Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Emerging Asia Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Emerging Asia Fund | India
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Emerging Asia Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Asia Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Emerging Asia Fund | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Emerging Asia Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.90%
Fidelity Emerging Asia Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Emerging Asia Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Diversified International K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Diversified International K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Diversified International K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Diversified International K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Diversified International K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Diversified International K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Diversified International K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Diversified International K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Diversified International K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Diversified International K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Diversified International K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Diversified International K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Diversified International K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Diversified International K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Diversified International K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Diversified International K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Diversified International K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Diversified International K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Diversified International K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Diversified International K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Diversified International K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Diversified International K6 Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Diversified International K6 Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Diversified International K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Diversified International K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Diversified International K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.90%
Fidelity Diversified International K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Diversified International K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Diversified International Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Diversified International Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Diversified International Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Diversified International Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Diversified International Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Diversified International Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Diversified International Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Diversified International Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Diversified International Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Diversified International Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Diversified International Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Diversified International Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Diversified International Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Diversified International Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Diversified International Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Diversified International Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Diversified International Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Diversified International Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Diversified International Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Diversified International Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Diversified International Fund | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Diversified International Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Diversified International Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Diversified International Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Diversified International Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Diversified International Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Diversified International Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Diversified International Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Diversified International Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Diversified International Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Diversified International Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Diversified International Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Diversified International Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Diversified International Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Diversified International Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Diversified International Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Diversified International Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Diversified International Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Diversified International Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Diversified International Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Diversified International Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Diversified International Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Diversified International Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Diversified International Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Diversified International Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Diversified International Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Diversified International Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Diversified International Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Diversified International Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Diversified International Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Diversified International Fund - Class K | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Diversified International Fund - Class K | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Diversified International Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Diversified International Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Diversified International Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Diversified International Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Diversified International Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity China Region Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity China Region Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity China Region Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity China Region Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity China Region Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity China Region Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity China Region Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity China Region Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity China Region Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity China Region Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity China Region Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity China Region Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity China Region Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity China Region Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity China Region Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity China Region Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity China Region Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity China Region Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity China Region Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity China Region Fund | China
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Fidelity China Region Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity China Region Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity China Region Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity China Region Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity China Region Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity China Region Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity China Region Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity China Region Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity China Region Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity China Region Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity China Region Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor China Region Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor China Region Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor China Region Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor China Region Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor China Region Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor China Region Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor China Region Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor China Region Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor China Region Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor China Region Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor China Region Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor China Region Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor China Region Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Fidelity Advisor China Region Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor China Region Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor China Region Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor China Region Fund - Class Z | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor China Region Fund - Class Z | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor China Region Fund - Class Z | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor China Region Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor China Region Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor China Region Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor China Region Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor China Region Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor China Region Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor China Region Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor China Region Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor China Region Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor China Region Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor China Region Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor China Region Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor China Region Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor China Region Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor China Region Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor China Region Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Fidelity Advisor China Region Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor China Region Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor China Region Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor China Region Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor China Region Fund - Class M | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor China Region Fund - Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor China Region Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor China Region Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor China Region Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor China Region Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor China Region Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor China Region Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor China Region Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor China Region Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor China Region Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor China Region Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor China Region Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor China Region Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor China Region Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor China Region Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor China Region Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor China Region Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Fidelity Advisor China Region Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor China Region Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor China Region Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor China Region Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor China Region Fund - Class I | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor China Region Fund - Class I | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor China Region Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor China Region Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor China Region Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor China Region Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor China Region Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor China Region Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor China Region Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor China Region Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor China Region Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor China Region Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor China Region Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor China Region Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor China Region Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor China Region Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor China Region Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor China Region Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Fidelity Advisor China Region Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor China Region Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor China Region Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor China Region Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor China Region Fund - Class C | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor China Region Fund - Class C | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor China Region Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor China Region Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor China Region Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor China Region Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor China Region Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor China Region Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor China Region Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor China Region Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor China Region Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor China Region Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor China Region Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor China Region Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor China Region Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor China Region Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor China Region Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor China Region Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor China Region Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor China Region Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Fidelity Advisor China Region Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor China Region Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor China Region Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor China Region Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor China Region Fund - Class A | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor China Region Fund - Class A | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor China Region Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor China Region Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor China Region Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor China Region Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor China Region Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Canada Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Canada Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Canada Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Canada Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Canada Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Canada Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Canada Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Canada Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Canada Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Canada Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Canada Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Canada Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Canada Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Canada Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Canada Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Canada Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Canada Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Canada Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Canada Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Canada Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Canada Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Canada Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Canada Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Canada Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Canada Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Canada Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Canada Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Canada Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Canada Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Canada Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Canada Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Canada Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Canada Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Canada Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Canada Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Canada Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Canada Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Canada Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Canada Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Canada Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Canada Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Canada Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Canada Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Canada Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Canada Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class Z | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Canada Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Canada Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Advisor Canada Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Canada Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Canada Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Canada Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Canada Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Canada Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Canada Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Canada Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Canada Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Canada Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Canada Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Canada Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Canada Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Canada Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Canada Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Canada Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Canada Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Canada Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Canada Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class M | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Canada Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Canada Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Advisor Canada Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Canada Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Canada Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Canada Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Canada Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Canada Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Canada Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Canada Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Canada Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Canada Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Canada Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Canada Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Canada Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Canada Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Canada Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Canada Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Canada Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Canada Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Canada Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class I | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Canada Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Canada Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Advisor Canada Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Canada Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Canada Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Canada Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Canada Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Canada Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Canada Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Canada Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Canada Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Canada Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Canada Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Canada Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Canada Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Canada Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Canada Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Canada Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Canada Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Canada Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Canada Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class C | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Canada Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Canada Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Advisor Canada Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Canada Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Canada Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Canada Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Canada Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Canada Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Canada Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Canada Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Canada Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Canada Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Canada Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Canada Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Canada Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Canada Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Canada Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Canada Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Canada Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Canada Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Canada Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Canada Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Canada Fund - Class A | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Canada Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Canada Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Advisor Canada Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Canada Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Global Equity Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Global Equity Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Global Equity Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Equity Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Global Equity Income Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Global Equity Income Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Global Equity Income Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Global Equity Income Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Global Equity Income Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Global Equity Income Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Equity Income Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Global Equity Income Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Global Equity Income Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Global Equity Income Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Global Equity Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Global Equity Income Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Equity Income Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Equity Income Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Equity Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Equity Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Global Equity Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Equity Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Global Equity Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Global Equity Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Equity Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Global Equity Income Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Global Equity Income Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Global Equity Income Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Global Equity Income Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Global Equity Income Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Global Equity Income Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Equity Income Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Global Equity Income Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Global Equity Income Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Global Equity Income Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Global Equity Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Global Equity Income Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Equity Income Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Equity Income Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Equity Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Equity Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Global Equity Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Equity Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Global Equity Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Global Equity Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Equity Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Global Equity Income Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Global Equity Income Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Global Equity Income Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Global Equity Income Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Global Equity Income Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Global Equity Income Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Equity Income Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Global Equity Income Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Global Equity Income Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Global Equity Income Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Global Equity Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Global Equity Income Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Equity Income Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Equity Income Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Equity Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Equity Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Global Equity Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Equity Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Global Equity Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Global Equity Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Equity Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Global Equity Income Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Global Equity Income Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Global Equity Income Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Global Equity Income Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Global Equity Income Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Global Equity Income Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Equity Income Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Global Equity Income Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Global Equity Income Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Global Equity Income Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Global Equity Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Global Equity Income Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Equity Income Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Equity Income Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Equity Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Equity Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Global Equity Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Equity Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Global Equity Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Global Equity Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Equity Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Global Equity Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Equity Income Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Global Equity Income Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Global Equity Income Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Global Equity Income Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Global Equity Income Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Global Equity Income Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Equity Income Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Global Equity Income Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Equity Income Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Global Equity Income Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Equity Income Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Global Equity Income Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Equity Income Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Equity Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Global Equity Income Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Global Equity Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Global Equity Income Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Equity Income Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Equity Income Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Equity Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Equity Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Global Equity Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Worldwide Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Worldwide Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Worldwide Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Worldwide Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Worldwide Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Worldwide Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Worldwide Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Worldwide Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Worldwide Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Worldwide Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Worldwide Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Worldwide Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Worldwide Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Worldwide Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Worldwide Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Worldwide Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Worldwide Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Worldwide Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Worldwide Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Worldwide Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Worldwide Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Worldwide Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Worldwide Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Worldwide Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Worldwide Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Worldwide Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Worldwide Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Worldwide Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Worldwide Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Worldwide Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Worldwide Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Worldwide Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Worldwide Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Worldwide Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Worldwide Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Worldwide Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Worldwide Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Worldwide Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Worldwide Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Worldwide Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Worldwide Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Advisor Worldwide Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Worldwide Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Worldwide Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Worldwide Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Worldwide Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Worldwide Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Worldwide Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Worldwide Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Worldwide Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Worldwide Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Worldwide Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Worldwide Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Advisor Worldwide Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Worldwide Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Worldwide Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Worldwide Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Worldwide Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Worldwide Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Worldwide Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Worldwide Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Worldwide Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Worldwide Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Worldwide Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Worldwide Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Advisor Worldwide Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Worldwide Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Worldwide Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Worldwide Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Worldwide Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Worldwide Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Worldwide Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Worldwide Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Worldwide Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Worldwide Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Worldwide Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Worldwide Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Advisor Worldwide Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Worldwide Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Worldwide Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Worldwide Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Worldwide Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Worldwide Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Worldwide Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Worldwide Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Worldwide Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Worldwide Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Worldwide Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Worldwide Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Advisor Worldwide Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Worldwide Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Worldwide Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Worldwide Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Worldwide Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Worldwide Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Worldwide Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Worldwide Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Worldwide Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Worldwide Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Worldwide Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Worldwide Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Advisor Worldwide Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Worldwide Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Worldwide Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Worldwide Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Worldwide Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Worldwide Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Worldwide Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Worldwide Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Worldwide Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Worldwide Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Worldwide Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Worldwide Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Advisor Worldwide Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Worldwide Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Worldwide Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Worldwide Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Worldwide Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Worldwide Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Worldwide Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Worldwide Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Worldwide Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Worldwide Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Worldwide Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Worldwide Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Advisor Worldwide Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Worldwide Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Worldwide Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Worldwide Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Worldwide Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Worldwide Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Worldwide Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Worldwide Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Worldwide Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Worldwide Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Worldwide Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Worldwide Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Worldwide Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Advisor Worldwide Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Worldwide Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Worldwide Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Worldwide Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Worldwide Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Worldwide Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Worldwide Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Worldwide Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Worldwide Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Worldwide Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Worldwide Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Worldwide Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Advisor Worldwide Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Worldwide Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Worldwide Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Worldwide Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Worldwide Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Worldwide Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Worldwide Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Worldwide Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Worldwide Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Total International Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Total International Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Total International Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Total International Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Total International Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Total International Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Total International Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Total International Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total International Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Total International Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Total International Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Total International Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Total International Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Total International Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total International Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Total International Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Total International Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Total International Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Total International Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Total International Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Total International Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Total International Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Total International Equity Fund | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Total International Equity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Total International Equity Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Total International Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Total International Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Total International Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Total International Equity Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Total International Equity Fund | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Total International Equity Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Total International Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Total International Equity Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total International Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total International Equity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Total International Equity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Total International Equity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Total International Equity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Total International Equity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total International Equity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total International Equity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total International Equity Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total International Equity Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Total International Equity Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Total International Equity Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Total International Equity Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Total International Equity Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Total International Equity Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Total International Equity Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Total International Equity Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total International Equity Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Total International Equity Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Total International Equity Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Total International Equity Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Total International Equity Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Total International Equity Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Total International Equity Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total International Equity Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Total International Equity Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Total International Equity Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total International Equity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Total International Equity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Total International Equity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Total International Equity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Total International Equity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total International Equity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total International Equity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total International Equity Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total International Equity Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Total International Equity Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Total International Equity Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Total International Equity Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Total International Equity Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Total International Equity Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Total International Equity Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Total International Equity Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total International Equity Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Total International Equity Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Total International Equity Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Total International Equity Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Total International Equity Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Total International Equity Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Total International Equity Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total International Equity Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Total International Equity Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Total International Equity Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total International Equity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Total International Equity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Total International Equity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Total International Equity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Total International Equity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total International Equity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total International Equity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total International Equity Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total International Equity Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Total International Equity Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Total International Equity Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Total International Equity Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Total International Equity Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Total International Equity Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Total International Equity Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Total International Equity Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total International Equity Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Total International Equity Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Total International Equity Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Total International Equity Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Total International Equity Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Total International Equity Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Total International Equity Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total International Equity Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Total International Equity Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Total International Equity Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total International Equity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Total International Equity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Total International Equity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Total International Equity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Total International Equity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total International Equity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total International Equity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total International Equity Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total International Equity Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Total International Equity Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Total International Equity Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Total International Equity Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Total International Equity Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Total International Equity Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Total International Equity Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Total International Equity Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total International Equity Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Total International Equity Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Total International Equity Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Total International Equity Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Total International Equity Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Total International Equity Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Total International Equity Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total International Equity Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Total International Equity Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Total International Equity Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total International Equity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Total International Equity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Total International Equity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Total International Equity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total International Equity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Total International Equity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total International Equity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total International Equity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total International Equity Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total International Equity Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Total International Equity Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Total International Equity Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Total International Equity Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Total International Equity Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Total International Equity Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Total International Equity Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Total International Equity Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total International Equity Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total International Equity Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Total International Equity Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Total International Equity Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Total International Equity Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Total International Equity Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Total International Equity Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Advisor Total International Equity Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total International Equity Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Total International Equity Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Total International Equity Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Total International Equity Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total International Equity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%